Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows Disclosure [Abstract]
Statements of detailed information of cash flow

	2019	2018

Changes in non-cash working capital:
Accounts receivable	$58,488	$(44,353)
Inventories	113,388	241,496
Supplies and prepaid expenses	3,612	52,192
Accounts payable and accrued liabilities	(62,250)	(39,616)
Reclamation payments	(32,390)	(31,311)
Other	15,630	4,654

Total	$96,478	$183,062

Reconciliation of liabilities arising from financing activities

	Long-term	Interest	Dividends	Share
	debt(a)	payable	payable	capital	Total

Balance at January 1, 2019	$1,495,671	$13,539	$-	$1,862,652	$3,371,862
Changes from financing cash flows:
Dividends paid	-	-	(31,613)	-	(31,613)
Interest paid	-	(72,484)	-	-	(72,484)
Shares issued, stock option plan	-	-	-	81	81
Repayment of long-term debt	(500,000)	-	-	-	(500,000)

Total cash changes	(500,000)	(72,484)	(31,613)	81	(604,016)

Non-cash changes:
Amorization of issue costs	1,047	-	-	-	1,047
Dividends declared	-	-	31,613	-	31,613
Interest expense	-	61,780	-	-	61,780
Lease interest expense	-	309	-	-	309
Shares issued, stock option plan	-	-	-	16	16
Foreign exchange	-	(114)	-	-	(114)

Total non-cash changes	1,047	61,975	31,613	16	94,651

Balance at December 31, 2019	$996,718	$3,030	$-	$1,862,749	$2,862,497

(a) Includes current portion of long-term debt